INCOME TAXES - Changes in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 29,738
Deferred tax liabilities, beginning balance	(46,669)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	6,474	$ 885
Recognized in contributed surplus	5,306	(17)
Recognized in OCI	(171)	141
Recognized in deficit		3
Balance reclassified to other current assets		(2,012)
Deferred tax assets, ending balance	29,677	29,738
Deferred tax liabilities, ending balance	(34,108)	(46,669)
Deferred tax assets and liabilities, beginning balance	(16,931)	(17,252)
Deferred tax assets and liabilities, recognized in earnings (with translations adjustments)	7,344	2,200
Deferred tax assets and liabilities, recognized in contributed surplus	5,306	(17)
Deferred tax assets and liabilities, recognized in other comprehensive income	(150)	147
Deferred tax assets and liabilities, recognized in deficit		3
Deferred tax assets and liabilities, ending balance	(4,431)	(16,931)
Impact due to foreign exchange rates, recognized in earnings (with translation adjustments)	(870)	(1,315)
Impact due to foreign exchange rates, recognized in contributed surplus	0	0
impact due to foreign exchange rates, recognized in other comprehensive income	(21)	(6)
Impact due to foreign exchange rates, recognized in deficit		0
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	59,741	46,920
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	8,417	15,057
Recognized in contributed surplus	5,306	(17)
Recognized in OCI	(150)	(210)
Recognized in deficit		3
Balance reclassified to other current assets		(2,012)
Deferred tax assets, ending balance	73,314	59,741
Deferred tax assets, Tax credits, losses, carryforwards and other tax deductions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	11,638	11,147
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(892)	2,503
Recognized in contributed surplus	0	0
Recognized in OCI	(281)	0
Recognized in deficit		0
Balance reclassified to other current assets		(2,012)
Deferred tax assets, ending balance	10,465	11,638
Deferred tax assets and liabilities, beginning balance	11,638
Deferred tax assets and liabilities, ending balance	10,465	11,638
Deferred tax assets, Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	16,020	13,910
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(138)	2,110
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit		0
Balance reclassified to other current assets		0
Deferred tax assets, ending balance	15,882	16,020
Deferred tax assets and liabilities, beginning balance	(36,851)
Deferred tax assets and liabilities, ending balance	(37,074)	(36,851)
Deferred tax assets, Pension and other post-retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	3,966	3,798
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	30	333
Recognized in contributed surplus	0	0
Recognized in OCI	235	(165)
Recognized in deficit		0
Balance reclassified to other current assets		0
Deferred tax assets, ending balance	4,231	3,966
Deferred tax assets and liabilities, beginning balance	3,966
Deferred tax assets and liabilities, ending balance	4,231	3,966
Deferred tax assets, Stock-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	1,766	2,508
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	4,857	(728)
Recognized in contributed surplus	5,306	(17)
Recognized in OCI	0	0
Recognized in deficit		3
Balance reclassified to other current assets		0
Deferred tax assets, ending balance	11,929	1,766
Deferred tax assets and liabilities, beginning balance	1,766
Deferred tax assets and liabilities, ending balance	11,929	1,766
Deferred tax assets, Accounts payable and accrued liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	6,022	5,659
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	2,923	363
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit		0
Balance reclassified to other current assets		0
Deferred tax assets, ending balance	8,945	6,022
Deferred tax assets, Goodwill and other intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	7,028	6,998
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	55	30
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit		0
Balance reclassified to other current assets		0
Deferred tax assets, ending balance	7,083	7,028
Deferred tax assets and liabilities, beginning balance	(15,865)
Deferred tax assets and liabilities, ending balance	(16,038)	(15,865)
Deferred tax assets, Trade and other receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	688	633
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	464	55
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit		0
Balance reclassified to other current assets		0
Deferred tax assets, ending balance	1,152	688
Deferred tax assets and liabilities, beginning balance	688
Deferred tax assets and liabilities, ending balance	1,152	688
Deferred tax assets, Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	1,918	2,262
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(388)	(344)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit		0
Balance reclassified to other current assets		0
Deferred tax assets, ending balance	1,530	1,918
Deferred tax assets and liabilities, beginning balance	1,918
Deferred tax assets and liabilities, ending balance	1,530	1,918
Deferred tax assets, Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	9,832	0
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(216)	9,832
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit		0
Balance reclassified to other current assets		0
Deferred tax assets, ending balance	9,616	9,832
Deferred tax assets and liabilities, beginning balance	9,832
Deferred tax assets and liabilities, ending balance	9,616	9,832
Deferred tax assets, Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	863	5
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	1,722	903
Recognized in contributed surplus	0	0
Recognized in OCI	(104)	(45)
Recognized in deficit		0
Balance reclassified to other current assets		0
Deferred tax assets, ending balance	2,481	863
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(76,672)	(64,172)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(1,073)	(12,857)
Recognized in contributed surplus	0	0
Recognized in OCI	0	357
Recognized in deficit		0
Balance reclassified to other current assets		0
Deferred tax liabilities, ending balance	(77,745)	(76,672)
Deferred tax liabilities, Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(52,871)	(38,290)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(85)	(14,581)
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit		0
Balance reclassified to other current assets		0
Deferred tax liabilities, ending balance	(52,956)	(52,871)
Deferred tax liabilities, Goodwill and other intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(22,893)	(25,343)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(228)	2,450
Recognized in contributed surplus	0	0
Recognized in OCI	0	0
Recognized in deficit		0
Balance reclassified to other current assets		0
Deferred tax liabilities, ending balance	(23,121)	(22,893)
Deferred tax liabilities, Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities, beginning balance	(908)	(539)
Changes in deferred tax liability (asset) [abstract]
Recognized in earnings (with translation adjustments)	(760)	(726)
Recognized in contributed surplus	0	0
Recognized in OCI	0	357
Recognized in deficit		0
Balance reclassified to other current assets		0
Deferred tax liabilities, ending balance	$ (1,668)	$ (908)